FUND FOR U.S. GOVERNMENT SECURITIES, INC.
Class A Shares
Class B Shares
Class C Shares

SUPPLEMENT TO COMBINED PROSPECTUS DATED MAY 31, 1995
Effective March 31, 1996, the name of "Fund for U.S. Government Securities, Inc." has been changed to "Federated Fund for U.S. Government Securities, Inc." Accordingly, all references to Fund for U.S. Government Securities, Inc. in the Combined Prospectus should reflect this change.

                                                                March 29, 1996
FEDERATED SECURITIES CORP.

Distributor
A subsidiary of FEDERATED INVESTORS
Federated Investors Tower
PITTSBURGH, PA  15222-3779
CUSIP 360799100
CUSIP 360799407
CUSIP 360799209
G01052-03 (3/96)


FUND FOR U.S. GOVERNMENT SECURITIES, INC.
Class A Shares
Class B Shares
Class C Shares

SUPPLEMENT TO COMBINED STATEMENT OF ADDITIONAL INFORMATION DATED MAY 31, 1995 Effective March 31, 1996, the name of "Fund for U.S. Government Securities, Inc." has been changed to "Federated Fund for U.S. Government Securities, Inc." Accordingly, all references to Fund for U.S. Government Securities, Inc. in the Combined Statement of Additional Information should reflect this change.
                                                                March 29, 1996
FEDERATED SECURITIES CORP.
Distributor
A subsidiary of FEDERATED INVESTORS
Federated Investors Tower
PITTSBURGH, PA  15222-3779
CUSIP 360799100
CUSIP 360799407
CUSIP 360799209